Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share
	2021	2020	2019

Net income attributable to shareholders of Novartis AG (USD millions)

- Continuing operations	24 021	8 072	7 142

- Discontinued operations			4 590

Total	24 021	8 072	11 732

Number of shares (in millions)
Weighted average number of shares outstanding used in basic earnings per share	2 243	2 277	2 291

Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options	17	19	28

Weighted average number of shares in diluted earnings per share	2 260	2 296	2 319

Basic earnings per share (USD)
- Continuing operations	10.71	3.55	3.12

- Discontinued operations			2.00

Total	10.71	3.55	5.12

Diluted earnings per share (USD)
- Continuing operations	10.63	3.52	3.08

- Discontinued operations			1.98

Total	10.63	3.52	5.06